Trade Receivables, Other Receivables and Prepayments (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Trade Receivables, Other Receivables and Prepayments [Abstract]
Other receivables	$ 2,849	$ 2,251
Prepayments	1,898,419	5,361,869
Trade and other receivables	$ 1,901,268	$ 5,364,120